Statements of Changes in Net Assets (Unaudited) $ in Thousands	7 Months Ended
	Mar. 31, 2018 USD ($)	[1],[2]
Statements Of Changes In Net Assets
Net Assets – beginning of period	$ 2,578	[3]
Creations	11,830
Redemptions
Net investment gain (loss)	(9)
Net realized gain (loss) from gold bullion distributed for redemptions
Net change in unrealized gain (loss) on investment in gold	147
Net Assets – end of period	$ 14,546

[1]	No comparative has been provided as operations commenced on August 24, 2017. See Note 1.
[2]	Operations commenced on August 24, 2017. See Note 1.
[3]	The amount represents the initial deposit